Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 2,851,375	$ 2,920,085
Non-Depletable	722,541	735,971
Total	3,573,916	3,656,056
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	951,057	956,242
Non-Depletable	853,884	891,426
Total	1,804,941	1,847,668
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	4,045,720	4,124,626
Non-Depletable	1,815,419	2,032,213
Total	5,861,139	6,156,839
Voisey's Bay [member] | Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Non-Depletable	227,510	393,422
Total	227,510	393,422
Stillwater [member] | Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	243,288	248,299
Non-Depletable	11,484	11,394
Total	254,772	259,693
Penasquito [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	295,153	284,194
Non-Depletable	87,210	104,528
Total	382,363	388,722
Antamina [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	342,105	353,679
Non-Depletable	346,662	356,398
Total	688,767	710,077
Constancia [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	221,123	230,983
Non-Depletable	16,013	15,248
Total	237,136	246,231
Other silver interests [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	92,676	87,386
Non-Depletable	403,999	415,252
Total	496,675	502,638
Sudbury [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	303,126	308,041
Non-Depletable	53,202	58,422
Total	356,328	366,463
Salobo [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,125,107	2,171,292
Non-Depletable	526,590	534,768
Total	2,651,697	2,706,060
Constancia [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	104,821	108,403
Non-Depletable	9,143	9,144
Total	113,964	117,547
San Dimas [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	94,674	101,421
Non-Depletable	106,774	106,774
Total	201,448	208,195
Stillwater [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	206,401	209,569
Non-Depletable	26,832	26,863
Total	233,233	236,432
Other gold interests [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	17,246	21,359
Total	$ 17,246	$ 21,359